Expense Example - Macquarie Global Allocation Fund	Class A Expense Example, with Redemption, 1 Year	Class A Expense Example, with Redemption, 3 Years	Class A Expense Example, with Redemption, 5 Years	Class A Expense Example, with Redemption, 10 Years	Class C Expense Example, with Redemption, 1 Year	Class C Expense Example, with Redemption, 3 Years	Class C Expense Example, with Redemption, 5 Years	Class C Expense Example, with Redemption, 10 Years	Class I Expense Example, with Redemption, 1 Year	Class I Expense Example, with Redemption, 3 Years	Class I Expense Example, with Redemption, 5 Years	Class I Expense Example, with Redemption, 10 Years	Class R6 Expense Example, with Redemption, 1 Year	Class R6 Expense Example, with Redemption, 3 Years	Class R6 Expense Example, with Redemption, 5 Years	Class R6 Expense Example, with Redemption, 10 Years
USD ($)	691	941	1,210	1,976	299	619	1,066	2,305	98	310	540	1,200	84	264	460	1,024